Trade receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables [Abstract]
Gross carrying amount	$ 114,171	$ 104,685
Allowance for expected credit losses	(1,220)	(3,730)	$ (883)
Trade receivables—net	$ 112,951	$ 100,955